SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 257,268	$ 238,411
Additions	1,330
Impairments
Translation differences	22,731	18,857
Cost, ending balance	281,329	257,268
Accumulated amortization, beginning balance	252,809	228,886
Depreciation	3,236	5,370
Translation differences	22,479	18,553
Accumulated amortization, ending balance	278,524	252,809
Property and equipment, ending balance	2,805	4,459
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	36,612	34,164
Additions	1,330
Impairments
Translation differences	3,021	2,448
Cost, ending balance	40,963	36,612
Accumulated amortization, beginning balance	33,824	28,321
Depreciation	2,633	3,204
Translation differences	2,882	2,299
Accumulated amortization, ending balance	39,339	33,824
Property and equipment, ending balance	1,624	2,788
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	185,421	171,633
Additions
Impairments
Translation differences	16,563	13,788
Cost, ending balance	201,984	185,421
Accumulated amortization, beginning balance	185,421	170,073
Depreciation		1,582
Translation differences	16,563	13,766
Accumulated amortization, ending balance	201,984	185,421
Property and equipment, ending balance
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	35,235	32,614
Additions
Impairments
Translation differences	3,147	2,621
Cost, ending balance	38,382	35,235
Accumulated amortization, beginning balance	33,564	30,492
Depreciation	603	584
Translation differences	3,034	2,488
Accumulated amortization, ending balance	37,201	33,564
Property and equipment, ending balance	$ 1,181	$ 1,671